Short-Term Borrowings (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 14, 2022 CNY (¥)	Nov. 14, 2022 USD ($)	Jun. 27, 2022 CNY (¥)	Jun. 27, 2022 USD ($)	Mar. 15, 2022	Oct. 13, 2021 CNY (¥)	Oct. 13, 2021 USD ($)	Mar. 15, 2020 CNY (¥)	Mar. 15, 2020 USD ($)
Short-Term Borrowings (Details) [Line Items]
Loans amount					¥ 10,000,000	$ 1,435,833				¥ 8,000,000	$ 1,148,666
Interest rate					4.34%	4.34%			4.30%	3.60%	3.60%	4.65%	4.65%
Repaid amount	¥ 7,900,000	$ 134,308	¥ 100,000
Loan agreement							¥ 2,000,000	$ 287,167				¥ 3,000,000	$ 430,750
Interest rate	25.00%	25.00%					10.51%	10.51%
Interest expenses	¥ 483,727	$ 69,455	¥ 343,544	¥ 448,601
Xiaogang Geng and Xiaohua Jia [Member]
Short-Term Borrowings (Details) [Line Items]
Repaid amount	¥ 200,000	$ 28,717